Exhibit 99.3

Loan ID	Rating	Type	Exception
1704100038	Non Critical	Current	[2] Payoff has been requested within the last 60 days
1704100381	Acceptable	Current	[1] Verbal Dispute—Servicer responded and appears issue is closed

Collection Comments

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017. The last payment was received on 03/23/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: Collection comments reflect no borrower contact during ther veiw period, how ever a pay off letter was sent to the ustomer.

EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/19/2017. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower initiated a payment dispute against the Servicer, on 01/19/2017, claiming that they were unaware that a payment was reversed; the borrower responded and the issue was resolved the same day.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 03/01/2017. The last payment was received on 02/08/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A